Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative
Salaries and compensation	$ 5,633,959	$ 4,386,716	$ 1,672,750
Professional fees	820,047	552,975	377,308
Investor relations	236,441	592,155	914,770
Office	230,472	119,999	35,211
Advertising	123,293	519,321	28,859
Filing and transfer fees	111,987	96,701	127,149
Travel	114,335	87,285
Penalties	19,763	30,208
Bank charges and other	4,675	12,140	6,887
General and Administrative	$ 7,294,972	$ 6,397,500	$ 3,162,934